Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of significant inter-company transactions
Inter-company balances, transactions and profit are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities. Inter-company transactions are summarized below.

(in millions)	2018	2017
Sale of capacity from Waneta Expansion to FortisBC Electric	$47	$46
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	25	24

Schedule of Information by Reportable Segment

	REGULATED								NON-REGULATED
Year Ended									Energy		Inter-
December 31, 2018		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
(in millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	structure	and Other	eliminations	Total
Revenue	$1,504	$2,202	$924	$1,187	$579	$408	$1,412	$8,216	$184	$—	$(10)	$8,390
Energy supply costs	—	868	315	322	—	135	853	2,493	2	—	—	2,495
Operating expenses	448	609	410	308	167	105	182	2,229	40	28	(10)	2,287
Depreciation and amortization	234	272	71	219	192	61	160	1,209	32	2	—	1,243
Operating income	822	453	128	338	220	107	217	2,285	110	(30)	—	2,365
Other income, net	40	10	7	7	1	3	1	69	1	(10)	—	60
Finance charges	285	104	41	134	100	40	76	780	6	188	—	974
Income tax expense	139	66	20	55	1	14	22	317	6	(158)	—	165
Net earnings	438	293	74	156	120	56	120	1,257	99	(70)	—	1,286
Non-controlling interests	77	—	—	1	—	—	15	93	27	—	—	120
Preference share dividends	—	—	—	—	—	—	—	—	—	66	—	66
Net earnings attributable to common equity shareholders	$361	$293	$74	$155	$120	$56	$105	$1,164	$72	$(136)	$—	$1,100
Goodwill	$8,369	$1,884	$615	$913	$227	$235	$260	$12,503	$27	$—	$—	$12,530
Total assets	19,798	10,182	3,670	6,815	4,691	2,244	4,119	51,519	1,478	127	(73)	53,051
Capital expenditures	998	599	245	486	433	106	300	3,167	44	7	—	3,218

Year Ended
December 31, 2017
(in millions)
Revenue	$1,575	$2,080	$872	$1,198	$600	$398	$1,363	$8,086	$226	$1	$(12)	$8,301
Energy supply costs	—	711	260	411	—	142	836	2,360	2	—	(1)	2,361
Operating expenses	433	609	399	300	198	90	171	2,200	49	12	(11)	2,250
Depreciation and amortization	220	260	65	198	190	62	150	1,145	32	2	—	1,179
Operating income	922	500	148	289	212	104	206	2,381	143	(13)	—	2,511
Other income, net	37	19	5	22	2	2	1	88	1	28	(1)	116
Finance charges	259	101	41	116	93	37	74	721	5	189	(1)	914
Income tax expense	371	148	42	40	1	14	22	638	19	(69)	—	588
Net earnings	329	270	70	155	120	55	111	1,110	120	(105)	—	1,125
Non-controlling interests	57	—	—	1	—	—	13	71	26	—	—	97
Preference share dividends	—	—	—	—	—	—	—	—	—	65	—	65
Net earnings attributable to common equity shareholders	$272	$270	$70	$154	$120	$55	$98	$1,039	$94	$(170)	$—	$963
Goodwill	$7,698	$1,733	$566	$913	$227	$235	$245	$11,617	$27	$—	$—	$11,644
Total assets	17,581	8,596	3,188	6,418	4,454	2,197	3,814	46,248	1,605	76	(107)	47,822
Capital expenditures	982	534	220	446	414	105	302	3,003	21	—	—	3,024